Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
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Financial Segment Information for Operating Segments

Financial segment information is as below:

	2016
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations	Discontinued operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,587,054	5,880,780	4,920,302	2,999,457	—	—	18,387,593	1,005,166
Inter-segment	—	1,103	—	510	41,670	(43,283)	—	—

Total revenue	4,587,054	5,881,883	4,920,302	2,999,967	41,670	(43,283)	18,387,593	1,005,166

Operating profit (loss)	1,346,874	143,220	963,698	(341,356)	(82,331)	(31,530)	1,998,575	(146,263)
Depreciation expenses	(664,026)	(635,481)	(1,167,908)	(622,412)	(565)	488	(3,089,904)	(141,375)
Interest income	—	—	—	—	51,756	(13,202)	38,554	3,753
Interest expense	—	—	—	—	(144,545)	—	(144,545)	(606)
Share of profit (loss) of associates	—	—	—	—	(128,866)	157,790	28,924	—
Purchase of property, plant and equipment	771,500	554,162	910,457	887,144	49	—	3,123,312	1,567,683

	2017
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations	Discontinued operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,838,246	5,259,281	4,789,869	3,053,459	—	—	17,940,855	227,095
Inter-segment	—	—	247	—	35,808	(36,055)	—	—

Total revenue	4,838,246	5,259,281	4,790,116	3,053,459	35,808	(36,055)	17,940,855	227,095

Operating profit (loss)	1,448,939	(55,198)	1,285,495	(336,123)	(100,545)	(2,687)	2,239,881	(25,394)
Depreciation expenses	(673,393)	(597,500)	(1,048,587)	(579,605)	(503)	310	(2,899,278)	—
Interest income	—	—	—	—	53,123	—	53,123	464
Interest expense	—	—	—	—	(190,425)	—	(190,425)	(2,414)
Share of profit (loss) of associates	—	—	—	—	1,347,851	(1,527,342)	(179,491)	—
Purchase of property, plant and equipment	836,894	655,879	2,615,153	594,765	—	—	4,702,691	—

	2018
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations	Total continuing operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
Revenue
External customers	4,790,097	4,679,676	5,694,720	3,315,534	—	—	18,480,027	603,725
Inter-segment	—	—	—	—	35,738	(35,738)	—	—

Total revenue	4,790,097	4,679,676	5,694,720	3,315,534	35,738	(35,738)	18,480,027	603,725

Timing of revenue recognition
At a point in time	—	—	—	—	35,738	(35,738)	—	—
Over time	4,790,097	4,679,676	5,694,720	3,315,534	—	—	18,480,027	603,725

	4,790,097	4,679,676	5,694,720	3,315,534	35,738	(35,738)	18,480,027	603,725

Operating profit (loss)	1,306,742	(207,700)	1,226,755	(202,497)	(23,433)	(146)	2,099,721	68,596
Depreciation expenses	(769,660)	(578,205)	(1,400,784)	(627,412)	(518)	—	(3,376,579)	(110,310)
Interest income	—	—	—	—	49,971	—	49,971	1,633
Interest expense	—	—	—	—	(152,416)	—	(152,416)	(4,979)
Share of profit (loss) of associates	—	—	—	—	(668,377)	368,276	(300,101)	(9,804)
Purchase of property, plant and equipment	1,563,919	321,976	2,732,141	327,251	283	—	4,945,570	161,567

Geographic Information of Revenue

Geographic information of revenue:

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Area
ROC	12,728,014	13,152,419	14,751,766	481,926
Japan	1,855,674	2,257,296	1,825,479	59,637
Singapore	3,087,835	1,798,585	1,143,661	37,362
Others	716,070	732,555	759,121	24,800

	18,387,593	17,940,855	18,480,027	603,725

Net Revenue from Customers Representing at Least 10% of Total Revenue

Net revenue from customers representing at least 10% of the total revenue:

	2016		2017		2018		2018
	Amount	%	Amount	%	Amount	%	Amount
	NT$000		NT$000		NT$000		US$000
Customers
Customer A	3,370,285	18	3,434,873	19	3,794,991	21	123,979
Customer K	2,633,431	14	2,742,882	15	2,637,053	14	86,150
Customer C	1,870,675	10	1,530,209	9	1,957,467	11	63,949
Customer I	3,085,190	17	1,798,111	10	1,101,956	6	36,000

The revenue generated from the above customers is mainly from the segments of Assembly and LCDD.

Summary of Contract Assets and Liabilities

The Group has recognized the following contract assets and liabilities in relation to revenue from contracts with customers:

	December 31, 2018
	NT$000	US$000
Contract assets	299,835	9,795

Contract liabilities (Advance payments)	1,432	47